Cover	May 03, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 4, 2022, Enveric Biosciences, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to disclose the filing of a Certificate of Designation with the Delaware Secretary of State fixing the designation, powers, preferences, and rights of the shares of the Company’s Series C Preferred Stock, par value $0.01 per share (“Series C Preferred Stock”) under Items 3.03 and 5.03 of Form 8-K.
Document Period End Date	May 03, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38286
Entity Registrant Name	Enveric Biosciences, Inc.
Entity Central Index Key	0000890821
Entity Tax Identification Number	95-4484725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4851 Tamiami Trail N
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
City Area Code	(239)
Local Phone Number	302-1707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	ENVB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false